Subsequent Events (Details Narrative) - USD ($)															3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 10, 2021	Apr. 13, 2021	Apr. 01, 2021	Mar. 31, 2021	Mar. 29, 2021	Mar. 26, 2021	Mar. 10, 2021	Jan. 31, 2021	Sep. 22, 2020	Aug. 10, 2020	Aug. 07, 2020	Jul. 02, 2020	Jun. 18, 2020	Jun. 04, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2020
Number of shares issued for acquisition																	41,464
Number of common stock issued														10,738		250,000
Share price														$ 9.28
Shares issued for cash															$ 25,000	$ 216,625		$ 87,700
Number of stock shares issued for services																		5,899
Accredited Investor [Member]
Number of common stock issued													6,875
Share price													$ 9.04
Shares issued for cash													$ 62,150
Maxim Note [Member]
Debt instrument interest rate													10.00%
Asset Purchase Agreement [Member] | Simplicity Kennewick, LLC [Member]
Number of shares issued for acquisition									2,990
Share price									$ 9.84
Asset Purchase Agreement [Member] | Simplicity Fullerton, LLC [Member]
Number of shares issued for acquisition								1,600
Securities Purchase Agreement [Member]
Debt instrument interest rate										12.00%
Principal amount of debt instrument										$ 333,333
Number of common stock issued										4,167
Share price										$ 7.28
Shares issued for cash										$ 30,166
Securities Purchase Agreement [Member] | Accredited Investor [Member]
Share price										$ 7.24
Securities Purchase Agreement [Member] | FirstFire Global Opportunities Fund, LLC [Member] | Accredited Investor [Member]
Debt instrument interest rate											12.00%						12.00%
Debt instrument maturity date											Aug. 07, 2021
Principal amount of debt instrument											$ 333,333						$ 333,333
Net proceeds from issuance of debt											280,500
Origination fees											$ 19,500
Number of common stock issued											4,167						4,167
Repayment of debt											$ 333,333
Original issue discount											33,333						$ 23,763
Shares issued for cash																	$ 30,166
Securities Purchase Agreement [Member] | FirstFire Global Opportunities Fund, LLC [Member] | Self-Amortization Note [Member] | Accredited Investor [Member] | Forecast [Member]
Repayment of debt	$ 123,200
Subsequent Event [Member]
Debt instrument interest rate												10.00%
Principal amount of debt instrument														$ 100,000
Number of common stock issued							18,125
Repayment of debt												$ 152,500
Subsequent Event [Member] | Maxim Note [Member]
Debt instrument maturity date		Jun. 01, 2021
Repayment of debt		$ 75,000
Subsequent Event [Member] | FirstFire Global Opportunities Fund, LLC [Member] | August 7, 2020 Self-Amortization Promissory Notes [Member]
Principal amount of debt instrument							$ 365,000
Subsequent Event [Member] | FMW Media Works [Member]
Number of stock shares issued for services			12,500
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Simplicity Kennewick, LLC [Member]
Number of shares issued for acquisition						2,990
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Debt instrument interest rate													12.00%
Principal amount of debt instrument													$ 550,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Principal amount of debt instrument											$ 333,333
Subsequent Event [Member] | Securities Purchase Agreement [Member] | FirstFire Global Opportunities Fund, LLC [Member] | Accredited Investor [Member]
Debt instrument interest rate											12.00%
Debt instrument maturity date											Aug. 07, 2021
Principal amount of debt instrument											$ 333,333
Number of common stock issued											33,333
Repayment of debt											$ 333,333
Original issue discount											$ 33,333
Subsequent Event [Member] | Securities Purchase Agreement [Member] | FirstFire Global Opportunities Fund, LLC [Member] | August 7, 2020 Self-Amortization Promissory Notes [Member] | Accredited Investor [Member]
Debt instrument interest rate							12.00%
Debt instrument maturity date							Mar. 10, 2022
Principal amount of debt instrument							$ 560,000
Net proceeds from issuance of debt							130,606
Origination fees							$ 8,394
Number of common stock issued							3,394
Repayment of debt							$ 560,000
Original issue discount							$ 56,000
Debt instrument conversion price per share							$ 11.50
Subsequent Event [Member] | Securities Purchase Agreement [Member] | FirstFire Global Opportunities Fund, LLC [Member] | August 7, 2020 Self-Amortization Promissory Note [Member] | Accredited Investor [Member] | Paid the Purchase Price in Exchange of Notes [Member]
Repayment of debt							$ 504,000
Subsequent Event [Member] | Franklin Employment Agreement [Member] | Chief Executive Officer [Member]
Annual base salary					$ 250,000
Maximum quarterly bonus amount					15,000
Subsequent Event [Member] | Lau Employment Agreement [Member] | Chief Financial Officer [Member]
Annual base salary					140,000
Maximum quarterly bonus amount					$ 12,500
Equity grants as compensation for employment agreement					$ 5,000
Subsequent Event [Member] | Stock Purchase Agreement [Member] | Tiger Trout Capital Puerto Rico, LLC [Member]
Number of common stock issued				125,000
Share price				$ 12.00
Shares issued for cash				$ 1,500,000
Subsequent Event [Member] | Stock Purchase Agreement [Member] | Tiger Trout Capital Puerto Rico, LLC [Member] | First Tranche [Member]
Number of common stock issued				41,667
Share price				$ 12.00
Shares issued for cash				$ 500,004
Subsequent Event [Member] | Stock Purchase Agreement [Member] | Tiger Trout Capital Puerto Rico, LLC [Member] | Second Tranche [Member]
Number of common stock issued				83,333
Share price				$ 12.00
Shares issued for cash				$ 999,996